Condensed Statement of Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating cost and expenses
Cost of revenue	$ 34,171,166	$ 17,971,305	$ 14,805,431
Selling expenses	38,203,389	27,338,878	19,262,014
General and administrative expenses	36,150,593	19,835,319	13,556,787
Total operating cost and expenses	103,201,478	60,850,473	47,061,899
Loss from operations	60,570,355	25,845,033	25,101,427
Other income (expenses):
Interest income	3,302,545	2,451,731	1,953,619
Other income	3,423	110,690	128,425
Foreign exchange (loss) gain	308,717	(180,856)	3,218,876
Investment income	3,924,457	3,044,856	1,368,358
Total other income	7,539,142	5,426,421	6,669,278
(Loss) gain before taxes and income from equity in affiliates	68,109,497	31,271,454	31,770,705
Income tax expenses	(16,263,292)	(8,979,649)	(7,779,408)
Equity in profit of subsidiaries and VIEs	1,191,833	617,361	(21,347)
Net income attributable to Noah Holdings Limited shareholders	51,435,171	22,826,454	23,969,950
Parent Company
Operating cost and expenses
Cost of revenue		186,624	195,542
Selling expenses	24,281	126,238	973,734
General and administrative expenses	815,650	1,454,339	2,074,871
Total operating cost and expenses	839,931	1,767,201	3,244,147
Loss from operations	(839,931)	(1,767,201)	(3,244,147)
Other income (expenses):
Interest income	352,072	1,157,512	1,145,683
Other income	209,865	173,576	204,293
Foreign exchange (loss) gain	605,155	(55,037)	3,722,746
Investment income	107,019
Total other income	1,274,111	1,276,051	5,072,722
(Loss) gain before taxes and income from equity in affiliates	434,180	(491,150)	1,828,575
Income tax expenses	(232,692)	(222,265)	(231,752)
Equity in profit of subsidiaries and VIEs	51,233,683	23,539,869	22,373,127
Net income attributable to Noah Holdings Limited shareholders	$ 51,435,171	$ 22,826,454	$ 23,969,950